Contingent liabilities and commitments (Details) - GBP (£) £ in Millions	Jun. 30, 2020	Dec. 31, 2019
Contingent liabilities and commitments
Standby facilities, credit lines and other commitments	£ 119,469	£ 119,760
Contingent liabilities and commitments	124,314	124,995
Guarantees
Contingent liabilities and commitments
Estimated net exposure	2,457	2,757
Other contingent liabilities
Contingent liabilities and commitments
Estimated net exposure	£ 2,388	£ 2,478